Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details) item in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Disclosure of Segment information [Line Items]
Revenue	$ 393,692,000	$ 628,907,000	$ 601,161,000
Sale of crude oil	359,640,000	579,030,000	545,490,000
Sale of gas	34,052,000	49,877,000	55,671,000
Royalties	(35,875,000)	(64,576,000)	(71,836,000)
Share-based payment	(8,444,000)	(2,717,000)	(5,446,000)
Operating profit (loss)	(110,663,000)	210,675,000	256,492,000
Depreciation	(118,073,000)	(105,532,000)	(92,240,000)
Impairment loss (recognized) reversed for non-financial assets	(133,864,000)	(7,559,000)	4,982,000
Write-off of unsuccessful exploration efforts	(52,652,000)	(18,290,000)	$ (26,389,000)
Total assets	$ 960,266,000	$ 852,132,000
Employees at year end | item	437	439	457
Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 393,692,000	$ 628,907,000	$ 601,161,000
Sale of crude oil	359,640,000	579,030,000	545,490,000
Sale of gas	34,052,000	49,877,000	55,671,000
Realized loss on commodity risk management contracts	21,059,000	3,888,000	(26,098,000)
Production and operating costs	(125,072,000)	(168,964,000)	(174,260,000)
Royalties	(35,875,000)	(64,576,000)	(71,836,000)
Share-based payment	(528,000)	(329,000)	(878,000)
Other operating costs	(88,669,000)	(104,059,000)	(101,546,000)
Operating profit (loss)	(110,663,000)	210,675,000	256,492,000
Operating netback	276,395,000	447,084,000	397,658,000
Adjusted EBITDA	217,531,000	363,335,000	330,556,000
Depreciation	(118,073,000)	(105,532,000)	(92,240,000)
Impairment loss (recognized) reversed for non-financial assets	(133,864,000)	(7,559,000)	4,982,000
Write-off of unsuccessful exploration efforts	(52,652,000)	(18,290,000)	(26,389,000)
Total assets	$ 960,266,000	$ 852,132,000	$ 862,660,000
Employees (average) | item	447	461	445
Employees at year end | item	437	439	457
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 21,704,000	$ 32,336,000	$ 37,359,000
Sale of crude oil	5,103,000	10,551,000	17,402,000
Sale of gas	16,601,000	21,785,000	19,957,000
Realized loss on commodity risk management contracts	0	0	0
Production and operating costs	(10,244,000)	(19,789,000)	(21,899,000)
Royalties	(753,000)	(1,181,000)	(1,473,000)
Share-based payment	(94,000)	(31,000)	(226,000)
Other operating costs	(9,397,000)	(18,577,000)	(20,200,000)
Operating profit (loss)	(158,619,000)	(26,869,000)	(29,139,000)
Operating netback	11,259,000	12,218,000	15,153,000
Adjusted EBITDA	8,148,000	8,310,000	8,784,000
Depreciation	(33,571,000)	(34,826,000)	(28,203,000)
Impairment loss (recognized) reversed for non-financial assets	(81,967,000)	0	(6,549,000)
Write-off of unsuccessful exploration efforts	(50,167,000)	0	(6,121,000)
Total assets	$ 101,742,000	$ 249,207,000	$ 276,449,000
Employees (average) | item	68	89	101
Employees at year end | item	57	77	100
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 12,783,000	$ 23,049,000	$ 30,053,000
Sale of crude oil	891,000	1,469,000	1,198,000
Sale of gas	11,892,000	21,580,000	28,855,000
Realized loss on commodity risk management contracts	0	0	0
Production and operating costs	(3,876,000)	(5,953,000)	(8,785,000)
Royalties	(1,049,000)	(1,855,000)	(2,820,000)
Share-based payment	0	(29,000)	(37,000)
Other operating costs	(2,827,000)	(4,069,000)	(5,928,000)
Operating profit (loss)	1,215,000	1,750,000	4,370,000
Operating netback	6,833,000	15,055,000	21,306,000
Adjusted EBITDA	4,784,000	11,750,000	17,908,000
Depreciation	(3,732,000)	(7,445,000)	(10,395,000)
Impairment loss (recognized) reversed for non-financial assets	(1,717,000)	0	0
Write-off of unsuccessful exploration efforts	(536,000)	(5,120,000)	(2,020,000)
Total assets	$ 38,172,000	$ 68,480,000	$ 70,424,000
Employees (average) | item	11	13	12
Employees at year end | item	5	13	12
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 334,606,000	$ 538,917,000	$ 497,870,000
Sale of crude oil	332,461,000	536,986,000	496,341,000
Sale of gas	2,145,000	1,931,000	1,529,000
Realized loss on commodity risk management contracts	21,059,000	3,888,000	(26,098,000)
Production and operating costs	(92,319,000)	(116,944,000)	(118,533,000)
Royalties	(30,453,000)	(56,399,000)	(62,710,000)
Share-based payment	(362,000)	(231,000)	(461,000)
Other operating costs	(61,504,000)	(60,314,000)	(55,362,000)
Operating profit (loss)	144,806,000	297,783,000	309,357,000
Operating netback	253,763,000	413,120,000	352,672,000
Adjusted EBITDA	218,524,000	367,058,000	319,447,000
Depreciation	(63,687,000)	(46,917,000)	(42,721,000)
Impairment loss (recognized) reversed for non-financial assets	0	0	11,531,000
Write-off of unsuccessful exploration efforts	(1,949,000)	0	(17,665,000)
Total assets	$ 680,828,000	$ 357,125,000	$ 383,450,000
Employees (average) | item	238	195	182
Employees at year end | item	268	202	178
Peru [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0	$ 0
Sale of crude oil	0	0	0
Sale of gas	0	0	0
Realized loss on commodity risk management contracts	0	0	0
Production and operating costs	0	0	0
Royalties	0	0	0
Share-based payment	0	0	0
Other operating costs	0	0	0
Operating profit (loss)	(44,642,000)	(7,468,000)	(4,529,000)
Operating netback	0	0
Adjusted EBITDA	(1,952,000)	(6,540,000)	(7,077,000)
Depreciation	(401,000)	(576,000)	(245,000)
Impairment loss (recognized) reversed for non-financial assets	(33,975,000)	0	0
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 4,656,000	$ 53,993,000	$ 35,817,000
Employees (average) | item	10	26	27
Employees at year end | item	5	14	28
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 24,599,000	$ 34,605,000	$ 35,879,000
Sale of crude oil	21,185,000	30,024,000	30,549,000
Sale of gas	3,414,000	4,581,000	5,330,000
Realized loss on commodity risk management contracts	0	0	0
Production and operating costs	(18,633,000)	(26,278,000)	(25,043,000)
Royalties	(3,620,000)	(5,141,000)	(4,833,000)
Share-based payment	(72,000)	(38,000)	(154,000)
Other operating costs	(14,941,000)	(21,099,000)	(20,056,000)
Operating profit (loss)	(32,595,000)	(34,124,000)	(6,739,000)
Operating netback	4,540,000	6,691,000	8,527,000
Adjusted EBITDA	1,195,000	868,000	4,576,000
Depreciation	(16,564,000)	(15,618,000)	(10,640,000)
Impairment loss (recognized) reversed for non-financial assets	(16,205,000)	(7,559,000)	0
Write-off of unsuccessful exploration efforts	0	(13,170,000)	(583,000)
Total assets	$ 36,803,000	$ 79,062,000	$ 87,259,000
Employees (average) | item	114	133	121
Employees at year end | item	97	128	137
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0
Sale of crude oil	0	0
Sale of gas	0	0
Realized loss on commodity risk management contracts	0	0
Production and operating costs	0	0
Royalties	0	0
Share-based payment	0	0
Other operating costs	0	0
Operating profit (loss)	(799,000)	(536,000)
Operating netback	0	0
Adjusted EBITDA	(773,000)	(535,000)
Depreciation	(52,000)	(1,000)
Impairment loss (recognized) reversed for non-financial assets	0
Write-off of unsuccessful exploration efforts	0	0
Total assets	$ 1,127,000	$ 1,119,000
Employees (average) | item	2	2
Employees at year end | item	2	2
Corporate [Member]
Disclosure of Segment information [Line Items]
Revenue			$ 0
Sale of crude oil			0
Sale of gas			0
Realized loss on commodity risk management contracts			0
Production and operating costs			0
Royalties			0
Share-based payment			0
Other operating costs			0
Operating profit (loss)			(16,828,000)
Adjusted EBITDA			(13,082,000)
Depreciation			(36,000)
Write-off of unsuccessful exploration efforts			0
Total assets			$ 9,261,000
Employees (average) | item			2
Employees at year end | item			2
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0
Sale of crude oil	0	0
Sale of gas	0	0
Realized loss on commodity risk management contracts	0	0
Production and operating costs	0	0
Royalties	0	0
Share-based payment	0	0
Other operating costs	0	0
Operating profit (loss)	(20,029,000)	(19,861,000)
Operating netback	0	0
Adjusted EBITDA	(12,395,000)	(17,576,000)
Depreciation	(66,000)	(149,000)
Impairment loss (recognized) reversed for non-financial assets	0
Write-off of unsuccessful exploration efforts	0	0
Total assets	$ 96,938,000	$ 43,146,000
Employees (average) | item	4	3
Employees at year end | item	3	3